Segmented information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment	$ 512	$ 416
Intangible assets	26,469	27,806
Europe [Member]
Property and equipment	253	87
Intangible assets	26,469	27,265
Rest of World [Member]
Property and equipment	259	329
Intangible assets	$ 0	$ 541